OTHER GAINS, NET (Tables)	12 Months Ended
Dec. 31, 2018
OTHER GAINS, NET
Schedule of other gains, net

	2016	2017	2018
Gain on deemed disposal and disposal of subsidiaries	—	325,022	3,517
Gain on disposal and dividends of available for sales investments/equity investments designated at fair value through other comprehensive income	140,929	79,408	109,914
Realized gains/(losses) on futures, forward and option contracts, net (Note)	(1,290,267)	(23,951)	40,492
Unrealized gains/(losses) on futures, forward and option contracts, net (Note)	154,585	(131,073)	100,967
Gain on disposal of property, plant and equipment and land use rights, net	816,721	76,739	101,098
Gain on previously held equity interests remeasured at acquisition-date fair value (note 38(h), 38 (i), 38 (j) and 38 (k))	—	117,640	748,086
Loss on disposal of investments in an associate	128,833	—	(1,904)
Others	218,342	(124,403)	(180,266)

	169,143	319,382	921,904

Note: None of these futures, forward and option contracts was designated for hedge accounting.